FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Vernon P. Essi
Title:	President
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]	   Cleveland,  Ohio	   June 30, 2005

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005


	a.	Other Included Managers 	        0

	b.	Information Table Entry Total	       51

	c.	Information Table Value Total   $ 208,218

		List of Other Included Managers	     None


FORM 13 F
(SEC USE ONLY)

Quarter Ending June 30, 2005
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.

                                                          MKT
                                     SECURITY             VAL
SECURITY                     TYPE    SYMBOL    CUSIP      x 1000   SHARES

WACHOVIA CORP                common  wb        929903102   11,075  223,293
GENERAL ELECTRIC             common  ge        369604103   10,684  308,351
BP PLC SPONS ADR             common  bp        55622104     8,672  139,011
GENERAL MILLS INC            common  gis       370334104    8,105  173,221
JOHNSON & JOHNSON INC        common  jnj       478160104    8,071  124,174
KIMBERLY-CLARK               common  kmb       494368103    7,893  126,110
JP MORGAN CHASE              common  jpm       46625H100    7,724  218,685
NATIONAL CITY                common  ncc       635405103    7,388  216,527
HOME DEPOT INC               common  hd        437076102    7,379  189,685
PFIZER INC                   common  pfe       717081103    7,026  254,735
COCA-COLA CO                 common  ko        191216100    6,865  164,441
HEWLETT-PACKARD              common  hpq       428236103    6,858  291,694
VERIZON COMM                 common  vz        92343V104    6,832  197,752
MICROSOFT CORP               common  msft      594918104    6,802  273,846
VF CORP                      common  vfc       918204108    6,799  118,820
EMERSON ELECTRIC             common  emr       291011104    6,529  104,241
E I DUPONT DE NEMOURS        common  dd        263534109    6,361  147,896
MARATHON OIL                 common  mro       565849106    6,191  116,003
PPG INDUSTRIES               common  ppg       693506107    5,969   95,115
SBC COMM                     common  sbc       78387G103    5,936  249,952
MCDONALDS CORP               common  mcd       580135101    5,808  209,289
GOODRICH CORP                common  gr        382388106    5,377  131,262
MOTOROLA INC                 common  mot       620076109    5,362  293,639
LUBRIZOL CORP                common  lz        549271104    5,304  126,250
3M COMPANY                   common  mmm       88579y101    5,110   70,675
EXXON MOBIL                  common  xom       30231G102    4,297   74,778
ALBERTSON'S INC              common  abs       13104104     4,118  199,151
CORNING INC                  common  glw       219350105    3,800  228,625
BANK OF AMERICA              common  bac       60505104     2,865   62,810
CONOCOPHILLIPS               common  cop       20825c104    2,831   49,242
LIMITED BRANDS               common  ltd       532716107    2,547  118,887
CON AGRA                     common  cag       205887102    2,230   96,275
CON EDISON CO                common  ed        209115104    2,204   47,045
SCHERING PLOUGH              common  sgp       806605101    1,467   76,965
DOMINION RES INC             common  d         25746u109    1,119   15,250
HONEYWELL INTL               common  hon       438516106      759   20,710
KEYSPAN CORP                 common  kse       49337W100      716   17,600
FIRST ENERGY                 common  fe        337932107      646   13,430
BLOCK H & R INC              common  hrb       93671105       426    7,305
INTL BUS. MACHINES           common  ibm       459200101      275    3,705
AUTOMATIC DATA PROCESSING    common  adp       53015103       262    6,237
SANMINA CORP                 common  sanm      800907107      235   43,036
WYETH                        common  wye       983024100      196    4,403
PROGRESS ENERGY              common  pgn       743263105      170    3,750
AMERICAN ELEC PWR            common  aep       25537101       160    4,335
WASHINGTON MUTUAL            common  wm        939322103      160    3,920
PEPSICO                      common  pep       713448108      147    2,722
UNITED PARCEL SERVICE        common  ups       911312106      122    1,760
MCGRAW HILL INC              common  mhp       580645109      117    2,650
BECTON DICKINSON & CO.       common  bdx       75887109       115    2,200
CITIGROUP                    common  c         172967101      114    2,476

                                                          208,218